Long-term Borrowings - Summary of Detailed Information About Loans Outstanding (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Mar. 31, 2022	Jan. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	€ 17,289			€ 17,439
Less current installments	(5,806)			(3,862)
Long-term borrowings	11,483			13,577
Three-month Euribor (360) plus a 2.2% spread long-term debt with final payment due August 2022 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings				139
Six-months Euribor (360) plus a 2.75% spread long-term debt with final payment due December 2022 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings				92
Three-month Euribor (360) plus a 1.9% spread long-term debt with final payment due June 2023 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	0			621
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2023 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	2,344			2,946
11.76% Fixed long-term debt with final payment due October 2023 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	116			216
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due March 2025
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	3,215			4,646
2.3% fixed long-term debt with final payment due January 2026 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	3,451			4,518
No interest rate long-term debt with final payment due September 2027 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	345			395
0.21% fixed long-term debt with final payment due December 2030 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	2,916			2,963
80% of six-months Euribor (360) plus a 0.95% spread long-term debt with final payment due January 2035 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	864			€ 903
Three-month Euribor (360) plus 2.00% spread long-term debt with final payment due December 2027 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	4,000		€ 4,000
0.055 Fixed Long-Term Debt With Final Payment Due December 2025
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	€ 38	€ 38